CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (239,124)	$ (36,753)	¥ (98,627)	¥ (61,773)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for allowance for doubtful accounts	24,490	3,764	19,695	1,172
Share-based compensation expenses	22,927	3,523	10,630	8,806
Depreciation and amortization expenses	31,474	4,837	23,893	13,100
Deferred tax expenses	(11,296)	(1,736)	(7,118)
Foreign currency exchange (gain)/loss, net	20,452	3,143	1,600	(1,339)
Loss on disposal of equipment and leasehold improvement	138	21	786	310
Changes in operating assets and liabilities:
Accounts receivable	(267,554)	(41,122)	(102,039)	(183,792)
Notes receivable	(6,000)	(922)
Prepayments and other current assets	(102,361)	(15,733)	(88,546)	(54,809)
Accounts payable	158,588	24,375	(49,996)	80,996
Amounts due to related parties				(313)
Salary and welfare payable	18,570	2,854	9,281	15,405
Taxes payable	36,473	5,606	40,739	24,849
Deferred revenues	(7,666)	(1,178)	2,689	(7)
Advances from customers	7,465	1,147	(3,401)	48,029
Accrued expenses and other current liabilities	6,720	1,033	5,237	11,989
Net cash used in operating activities	(306,704)	(47,141)	(235,177)	(97,377)
Cash flows from investing activities:
Purchase of property, equipment and software	(22,951)	(3,528)	(45,980)	(23,471)
Proceeds from disposal of property, equipment and software	31	5	12	17
Transfer to time deposit			(66,418)
Transfer to restricted cash	(241,318)	(37,090)	(4,002)
Maturity of time deposit	67,574	10,386
Acquisition of subsidiaries, net of cash acquired	(1,857)	(285)
Net cash used in investing activities	(198,521)	(30,512)	(116,388)	(23,454)
Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares				262,561
Payment of financing costs in connection with the issuance of Series C preferred shares				(1,061)
Proceeds of bank loans	266,019	40,886	65,000
Repayment of bank loan	(65,000)	(9,990)		(4,000)
Proceeds from issuance of ordinary shares	3,091	475	615,031
Payment for IPO costs	(3,362)	(517)	(29,892)
Capital injection from non-controlling interests	(9,800)	(1,506)	400
Net cash provided by financing activities	190,948	29,348	650,539	257,500
Effect of exchange rate changes on cash and cash equivalents	(39,485)	(6,067)	22,955	24
Net increase in cash and cash equivalents	(353,762)	(54,372)	321,929	136,693
Cash and cash equivalents at the beginning of the year	520,452	79,992	198,523	61,830
Cash and cash equivalents at the end of the year	166,690	25,620	520,452	198,523
Supplemental disclosures of cash flow information:
Cash paid for income taxes	1,820	280	182	476
Cash paid for interest	5,614	863	707
Supplemental schedule of non-cash investing activities:
Fixed asset purchases financed by accrued expenses and other current liabilities	6,033	927	2,144	3,176
Fixed asset purchases transferred from other non-current assets	¥ 3,460	$ 532	611
Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value			¥ 16,725	¥ 19,707